Future Policy Benefits and Claims - Benefits and Protection (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefit payments
Future policy benefits			$ 31,920.9	$ 29,022.1		$ 36,928.3
Benefits and Protection
Present value of expected future policy benefit payments
Future policy benefits			2,984.3	2,607.8		3,661.2
Benefits and Protection | Life Insurance | Term life
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums			3,423.2	4,193.7
Effect of changes in discount rate assumptions at beginning of period			196.0	(690.1)	$ 861.1
Balance at beginning of period at original discount rate			3,619.2	3,503.6	2,937.9
Effect of changes in cash flow assumptions			143.5
Effect of actual variances from expected experience			103.3	128.6		211.4
Adjusted beginning of period balance at original discount rate			3,866.0	3,632.2		3,149.3
Interest accrual			171.9	162.9	151.1
Net premiums collected			(359.8)	(346.6)	(315.0)
Issuances			215.7	170.7	518.2
Balance at end of period at original discount rate			3,893.8	3,619.2	3,503.6
Effect of changes in discount rate assumptions at end of period			(100.1)	(196.0)	690.1
Balance at end of period, Present value of expected net premiums			3,793.7	3,423.2	4,193.7
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments			4,332.2	5,311.3	4,959.3
Effect of changes in discount rate assumptions at beginning of period			251.6	(913.9)	(1,179.9)
Balance at beginning of period at original discount rate			4,583.8	4,397.4	3,779.4
Effect of changes in cash flow assumptions			181.8
Effect of actual variances from expected experience			116.8	139.0		216.0
Adjusted beginning of period balance at original discount rate			4,882.4	4,536.4		3,995.4
Interest accrual			220.1	206.8	194.3
Benefit payments			(330.4)	(340.6)	(335.7)
Issuances			232.0	181.2	543.4
Balance at end of period at original discount rate			5,004.1	4,583.8	4,397.4
Effect of changes in discount rate assumptions at end of period			(124.5)	(251.6)	913.9
Balance at end of period, Present value of expected future policy benefit payments			4,879.6	4,332.2	5,311.3
Future policy benefits			1,085.9	909.0	1,117.6	1,160.3
Reinsurance Impact			(214.3)	25.6	(0.1)
Future policy benefits after reinsurance			871.6	934.6	1,117.5
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions			$ 31.2	$ (279.4)
Increase (decrease) in LFPB from actuarial assumptions	$ 38.3
Pre-tax operating earnings, net of reinsurance, increase (decrease) from actuarial assumptions	(25.4)
Weighted-average duration for future policy benefits (in years)			9 years 4 months 24 days	9 years 7 months 6 days
Benefits and Protection | Specialty Benefits | Individual disability
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums			$ 2,341.8	$ 3,149.9
Effect of changes in discount rate assumptions at beginning of period			395.2	(198.9)	340.7
Balance at beginning of period at original discount rate			2,737.0	2,951.0	2,807.6
Effect of changes in cash flow assumptions			(37.6)	(413.1)
Effect of actual variances from expected experience			244.3	235.9		122.0
Adjusted beginning of period balance at original discount rate			2,943.7	2,773.8		2,929.6
Interest accrual			95.6	95.2	95.4
Net premiums collected			(273.4)	(276.5)	(280.4)
Issuances			100.1	144.5	206.4
Balance at end of period at original discount rate			2,866.0	2,737.0	2,951.0
Effect of changes in discount rate assumptions at end of period			(313.7)	(395.2)	198.9
Balance at end of period, Present value of expected net premiums			2,552.3	2,341.8	3,149.9
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments			4,040.6	5,648.3	5,649.2
Effect of changes in discount rate assumptions at beginning of period			1,021.4	(501.0)	(834.1)
Balance at beginning of period at original discount rate			5,062.0	5,147.3	4,815.1
Effect of changes in cash flow assumptions			(51.5)	(476.3)
Effect of actual variances from expected experience			260.8	240.0		118.8
Adjusted beginning of period balance at original discount rate			5,271.3	4,911.0		4,933.9
Interest accrual			190.1	185.4	181.0
Benefit payments			(210.0)	(183.7)	(179.7)
Issuances			102.8	149.3	212.1
Balance at end of period at original discount rate			5,354.2	5,062.0	5,147.3
Effect of changes in discount rate assumptions at end of period			(903.5)	(1,021.4)	501.0
Balance at end of period, Present value of expected future policy benefit payments			4,450.7	4,040.6	5,648.3
Future policy benefits			1,898.4	1,698.8	2,498.4	$ 2,500.9
Reinsurance Impact			(421.6)	(386.8)	(549.9)
Future policy benefits after reinsurance			1,476.8	1,312.0	$ 1,948.5
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions			$ 36.4	$ (928.3)
Increase (decrease) in LFPB from actuarial assumptions	(13.9)	$ (63.2)
Pre-tax operating earnings, net of reinsurance, increase (decrease) from actuarial assumptions	$ 10.2	$ 52.4
Weighted-average duration for future policy benefits (in years)			18 years 4 months 24 days	18 years 6 months